Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash	$ 132,824	$ 25,000
Deferred offering costs		80,000
Prepaid expenses	750,622
Total current assets	883,446	105,000
Cash held in Trust Account	172,512,555
Total assets	173,396,001	105,000
Current liabilities:
Accounts payable and accrued expenses	1,264,611	80,450
Accrued expenses		80,450
Due to related party	30,000	998
Total current liabilities	1,294,610	81,448
Warrant liability	4,583,433
Total liabilities	5,878,044	81,448
Commitments
Class A Common stock subject to possible redemption; 17,250,000 shares (at redemption value of $10.00 per share)	172,500,000
Stockholders’ equity (deficit):
Preferred stock value
Common stock value	52
Common stock value 1	431	431	[1]
Additional paid-in capital		24,569
Accumulated deficit	(4,982,526)	(1,448)
Total stockholders’ equity (deficit)	(4,982,043)	23,552
Total liabilities and stockholders’ equity (deficit)	173,396,001	105,000
FaZe Clan Inc.
Current assets:
Cash	16,918,000	4,431,000		$ 11,999,000
Accounts receivable, net	5,317,000	2,167,000		2,932,000
Contract assets	2,008,000	1,348,000		2,165,000
Inventory	11,000	59,000		222,000
Prepaid expenses and other assets	3,176,000	1,330,000		4,067,000
Total current assets	27,430,000	9,335,000		21,385,000
Total assets	29,499,000	10,524,000		22,450,000
Restricted cash	600,000
Property, equipment and leasehold improvements, net	680,000	677,000		285,000
Intangible assets, net	380,000	437,000		780,000
Other long-term assets	409,000	75,000
Current liabilities:
Accounts payable and accrued expenses	16,985,000	14,194,000		9,253,000
Short-term debt	3,148,000	2,910,000
Contract liabilities	4,165,000	1,111,000		257,000
Other current liabilities	27,000	77,000		41,000
Accrued expenses				1,900,000
Total current liabilities	24,325,000	18,292,000		9,551,000
Long-term debt, net of discounts	65,808,000	30,983,000		23,037,000
Total liabilities	90,133,000	49,275,000		32,588,000
Commitments
MEZZANINE EQUITY:
Temporary preferred stock value	33,705,000	33,705,000		33,705,000
Stockholders’ equity (deficit):
Preferred stock value				2,546,000
Common stock value
Additional paid-in capital	4,494,000	3,086,000		2,922,000
Accumulated deficit	(98,833,000)	(75,542,000)		(46,765,000)
Total stockholders’ equity (deficit)	(94,339,000)	(72,456,000)		(43,843,000)
Total liabilities and stockholders’ equity (deficit)	$ 29,499,000	$ 10,524,000		$ 22,450,000

[1]	Includes an aggregate of 562,500 shares that are subject to forfeiture to the extent the underwriter’s overallotment is not exercised in full (Note 4).